UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley U.S. Government Money Market Trust R - DWGXX

Morgan Stanley U.S. Government Money Market Trust S - DGEXX

Morgan Stanley U.S. Government Money Market Trust

Class R  DWGXX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$18	0.35%

Key Fund Statistics

Total Net Assets	$1,015,251,813
# of Portfolio Holdings	121

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	12.2%
U.S. Treasury Securities	24.9%
Repurchase Agreements	62.9%

Maturity Schedule

1 - 30 Days
74.3%
31 - 60 Days
3.4%
61 - 90 Days
1.7%
91 - 120 Days
3.2%
121+ Days
17.4%

Value	Value
121+ Days	17.4%
91 - 120 Days	3.2%
61 - 90 Days	1.7%
31 - 60 Days	3.4%
1 - 30 Days	74.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

DWGXX -TSR-SAR

Morgan Stanley U.S. Government Money Market Trust

Class S  DGEXX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$18	0.35%

Key Fund Statistics

Total Net Assets	$1,015,251,813
# of Portfolio Holdings	121

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	12.2%
U.S. Treasury Securities	24.9%
Repurchase Agreements	62.9%

Maturity Schedule

Value	Value
121+ Days	17.4%
91 - 120 Days	3.2%
61 - 90 Days	1.7%
31 - 60 Days	3.4%
1 - 30 Days	74.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

DGEXX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley U.S. Government Money Market Trust

Semi-Annual Financial Statements and Additional Information

July 31, 2024

Morgan Stanley U.S. Government Money Market Trust

Table of Contents (unaudited)

Portfolio of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	21
Investment Advisory Agreement Approval	23

There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund and you should not expect that the sponsor will provide financial support to the Fund at any time.

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (63.6%)
$140,000	ABN Amro Securities LLC, (Interest in $550,000,000 joint repurchase agreement, 5.36% dated 07/31/24 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $550,081,889 on 08/01/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 04/20/53; valued at $564,850,365)	5.36%	08/01/24	$140,000,000
190,000	Bank of America Securities, Inc., (dated 07/31/24; proceeds $190,028,236; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 09/11/26 - 09/20/73; valued at $194,928,553)	5.35	08/01/24	190,000,000
140,000	BNP Paribas SA, (Interest in $550,000,000 joint repurchase agreement, 5.35% dated 07/31/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,081,736 on 08/01/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 04/20/64; valued at $566,124,321)	5.35	08/01/24	140,000,000
90,000	Nomura Securities International, Inc., (dated 07/31/24; proceeds $90,013,375; fully collateralized by various U.S. Government agency securities, 1.25% - 5.00% due 09/11/26 - 10/20/50 and U.S. Government obligations, 0.00% - 2.75% due 08/15/26 - 02/15/45; valued at $91,837,640)	5.35	08/01/24	90,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$4,000	Norinchukin Bank, (dated 07/25/24; proceeds $4,004,169; fully collateralized by various U.S. Government obligations, 1.25% - 3.50% due 04/30/28 - 05/15/33; valued at $4,080,042)	5.36%		08/01/24	$4,000,000
82,000	Wells Fargo Securities LLC, (Interest in $4,650,000,000 joint repurchase agreement, 5.35% dated 07/31/24 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,650,691,042 on 08/01/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 07/20/54; valued at $4,789,500,000)	5.35		08/01/24	82,000,000
	Total Repurchase Agreements (Cost $646,000,000)				646,000,000
			DEMAND DATE (a)
	U.S. Treasury Securities (25.2%)
	U.S. Treasury Bill
2,000	(b)	4.82	—	12/26/24	1,962,593
2,000	(b)	4.95	—	02/20/25	1,947,051
4,000	(b)	5.00	—	01/23/25	3,907,202
1,000	(b)	5.02	—	07/10/25	954,505
1,000	(b)	5.06	—	03/20/25	969,136
6,000	(b)(c)	5.13	—	01/30/25	5,850,406
7,000	(b)	5.16	—	05/15/25	6,726,198
8,000	(b)	5.16	—	06/12/25	7,657,000
2,000	(b)	5.18	—	04/17/25	1,929,279
14,000	(b)	5.19	—	01/16/25	13,674,099
16,000	(b)(c)	5.25	—	12/03/24	15,730,754
7,000	(b)	5.28	—	11/26/24	6,883,563
8,000	(b)	5.29	—	08/15/24	7,984,242
3,000	(b)	5.29	—	11/19/24	2,952,975
9,720	(b)	5.29	—	01/09/25	9,499,038

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE	VALUE
$3,942	(b)	5.31%		—	09/12/24	$3,918,020
28,000	(b)	5.31		—	09/26/24	27,777,727
13,000	(b)	5.32		—	01/02/25	12,715,624
3,000	(b)	5.36		—	12/19/24	2,939,975
15,000	(b)	5.37		—	08/20/24	14,958,253
9,000	(b)	5.37		—	10/17/24	8,900,766
5,000	(b)	5.37		—	11/05/24	4,930,627
3,000	(b)	5.38		—	08/27/24	2,988,549
10,000	(b)	5.38		—	12/12/24	9,809,237
	U.S. Treasury Floating Rate Note
1,000	3 Month Treasury Money Market Yield + 0.13%	5.38	(d)	08/01/24	07/31/25	1,000,308
763	3 Month Treasury Money Market Yield + 0.14%	5.40	(d)	08/01/24	10/31/24	762,950
10,000	3 Month Treasury Money Market Yield + 0.15%	5.41	(d)	08/01/24	04/30/26	10,000,146
3,000	3 Month Treasury Money Market Yield + 0.17%	5.43	(d)	08/01/24	04/30/25	3,002,407
4,000	3 Month Treasury Money Market Yield + 0.17%	5.43	(d)	08/01/24	10/31/25	4,002,860
4,000	3 Month Treasury Money Market Yield + 0.20%	5.46	(d)	08/01/24	01/31/25	4,003,039
6,000	3 Month Treasury Money Market Yield + 0.25%	5.50	(d)	08/01/24	01/31/26	6,005,483
	U.S. Treasury Note
1,000		0.25		—	06/30/25	956,673
1,000		0.25		—	07/31/25	953,554
4,000		0.38		—	08/15/24	3,992,447
2,490		0.50		—	03/31/25	2,419,070
7,000		0.75		—	11/15/24	6,911,862
4,000		1.13		—	01/15/25	3,935,172
4,000		1.38		—	01/31/25	3,934,747
4,000		1.50		—	02/15/25	3,933,234
3,000		1.75		—	03/15/25	2,943,147
4,000		2.38		—	08/15/24	3,995,464
2,000		2.63		—	04/15/25	1,967,744
1,833		2.75		—	05/15/25	1,799,593
1,000		2.88		—	06/15/25	981,303
1,000		3.13		—	08/15/25	982,900
2,000		3.88		—	04/30/25	1,982,595
5,000		4.25		—	12/31/24	4,982,240
1,000		4.25		—	05/31/25	992,039
2,000		4.63		—	02/28/25	1,998,420
	Total U.S. Treasury Securities (Cost $256,006,216)					256,006,216

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE	VALUE
	U.S. Agency Securities (12.4%)
	Federal Farm Credit Bank
$1,000	SOFR + 0.20%	0.06	(d)%	08/01/24	12/05/24	$1,000,000
500		1.67		—	02/14/25	490,745
2,000		1.75		—	02/14/25	1,963,910
2,000		4.63		—	01/27/25	1,998,600
1,000		4.75		—	01/24/25	999,671
1,000		4.88		—	01/17/25	999,978
1,000		4.88		—	02/07/25	999,172
1,000		4.88		—	02/21/25	999,385
1,000		5.00		—	01/07/25	999,994
1,000		5.04		—	06/26/25	956,133
1,000		5.13		—	05/29/25	959,114
1,000		5.25		—	12/13/24	999,948
1,000		5.30		—	11/14/24	985,329
1,000	Federal Reserve Bank Prime Loan Rate - 3.04%	5.46	(d)	08/01/24	05/21/26	1,000,000
1,000	Federal Reserve Bank Prime Loan Rate - 3.04%	5.46	(d)	08/01/24	05/28/26	1,000,000
2,000	SOFR + 0.13%	5.46	(d)	08/01/24	07/16/26	2,000,000
3,000	SOFR + 0.14%	5.47	(d)	08/01/24	02/12/26	3,000,000
2,000	SOFR + 0.15%	5.48	(d)	08/01/24	02/14/25	2,000,000
1,070	SOFR + 0.15%	5.48	(d)	08/01/24	06/27/25	1,070,000
2,025	SOFR + 0.16%	5.49	(d)	08/01/24	05/02/25	2,025,000
1,000	SOFR + 0.16%	5.49	(d)	08/01/24	11/14/25	1,000,000
2,000	SOFR + 0.16%	5.49	(d)	08/01/24	01/23/26	2,000,000
500		5.50		—	09/20/24	496,382
1,300	SOFR + 0.17%	5.50	(d)	08/01/24	07/28/25	1,300,000
5,000	SOFR + 0.17%	5.50	(d)	08/01/24	01/09/26	5,000,000
2,002	SOFR + 0.19%	5.52	(d)	08/01/24	06/20/25	2,002,000
2,500	SOFR + 0.20%	5.53	(d)	08/01/24	06/09/25	2,500,000
	Federal Home Loan Bank
1,000		2.23		—	03/28/25	981,000
1,000		4.78		—	01/17/25	978,593
2,000		4.80		—	01/28/25	1,954,200
2,000		4.84		—	01/03/25	1,999,816
2,000		4.85		—	01/17/25	1,999,782
2,000		4.85		—	01/27/25	1,953,957
2,000		4.91		—	11/07/24	1,974,275

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (a)	MATURITY DATE	VALUE
$6,000		4.92%		—	11/15/24	$5,916,702
4,000		4.95		—	02/03/25	3,902,453
1,000		4.97		—	02/20/25	973,272
6,000		4.98		—	01/23/25	5,860,219
4,000		5.00		—	02/10/25	3,897,844
1,000		5.00		—	03/20/25	969,008
1,000		5.00		—	03/28/25	967,934
1,000		5.04		—	02/14/25	973,706
2,000		5.04		—	02/25/25	1,944,533
2,000		5.05		—	02/07/25	1,949,228
2,000		5.14		—	11/29/24	1,967,033
1,000		5.16		—	04/10/25	965,700
2,000		5.18		—	10/03/24	1,982,430
2,000		5.19		—	10/31/24	1,974,672
2,000		5.28		—	10/08/24	1,980,261
2,000		5.30		—	10/01/24	1,982,208
2,000		5.31		—	09/24/24	1,984,220
3,000		5.33		—	10/02/24	2,973,082
2,000	SOFR + 0.13%	5.46	(d)	08/01/24	03/24/26	2,000,000
4,000	SOFR + 0.14%	5.47	(d)	08/01/24	07/16/26	4,000,000
2,000	SOFR + 0.14%	5.47	(d)	08/01/24	07/21/26	2,000,000
2,000	SOFR + 0.14%	5.47	(d)	08/01/24	07/22/26	2,000,000
1,000		5.48		—	09/20/24	992,792
5,000	SOFR + 0.17%	5.50	(d)	08/01/24	02/20/26	5,000,000
1,000	SOFR + 0.19%	5.52	(d)	08/01/24	10/30/25	1,000,000
1,000	SOFR + 0.20%	5.53	(d)	08/01/24	11/13/25	1,000,000
6,000	SOFR + 0.20%	5.53	(d)	08/01/24	01/02/26	6,000,000
2,000	SOFR + 0.20%	5.53	(d)	08/01/24	01/06/26	2,000,000
1,000	SOFR + 0.20%	5.53	(d)	08/01/24	01/13/26	1,000,000
1,000	SOFR + 0.21%	5.54	(d)	08/01/24	11/25/25	1,000,000
1,000	Federal Home Loan Mortgage Corp.	4.32		—	03/21/25	995,543
1,000	Federal National Mortgage Association SOFR + 0.12%	5.45	(d)	08/01/24	07/29/26	1,000,000
	Total U.S. Agency Securities (Cost $125,739,824)					125,739,824
	Total Investments (Cost $1,027,746,040) (e)(f)				101.2%	1,027,746,040
	Liabilities in Excess of Other Assets				(1.2)	(12,494,227)
	Net Assets				100.0%	$1,015,251,813

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2024 (unaudited) continued

  SOFR  Secured Overnight Financing Rate.

  (a)  Date of next interest rate reset.

  (b)  Rate shown is the yield to maturity at July 31, 2024.

  (c)  Security is subject to delayed delivery.

  (d)  Floating or variable rate securities: The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Repurchase Agreements	62.9%
U.S. Treasury Securities	24.9
U.S. Agency Securities	12.2
Total Investments	100.0%

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities July 31, 2024 (unaudited)

Assets:
Investments in securities, at value (cost $1,027,746,040, including value of repurchase agreements of $646,000,000)	$1,027,746,040
Cash	339,024
Receivable for:
Investments sold	10,827,275
Shares of beneficial interest sold	8,223,078
Interest	812,439
Prepaid expenses and other assets	94,139
Total Assets	1,048,041,995
Liabilities:
Payable for:
Investments purchased	27,491,122
Shares of beneficial interest redeemed	4,861,630
Advisory fee	129,245
Shareholder services fee	86,164
Administration fee	43,082
Trustees' fees	35,824
Transfer agency fees	11,863
Accrued expenses and other payables	131,252
Total Liabilities	32,790,182
Net Assets	$1,015,251,813
Composition of Net Assets:
Paid-in-Capital	$1,015,347,363
Total Accumulated Loss	(95,550)
Net Assets	$1,015,251,813
R Class Shares:
Net Assets	$381,613,337
Shares Outstanding (unlimited shares authorized, $0.01 par value)	381,746,282
Net Asset Value Per Share	$1.00
S Class Shares:
Net Assets	$633,638,476
Shares Outstanding (unlimited shares authorized, $0.01 par value)	633,601,944
Net Asset Value Per Share	$1.00

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the six months ended July 31, 2024 (unaudited)

Net Investment Income:
Interest Income	$26,150,815
Expenses
Advisory fee (Note 3)	731,721
Shareholder services fee (Note 4)	487,814
Administration fee (Note 3)	243,907
Professional fees	91,870
Transfer agency fees (Note 5)	41,117
Registration fees	27,037
Custodian fees (Note 6)	19,817
Shareholder reports and notices	19,429
Trustees' fees and expenses	8,231
Other	12,036
Total Expenses	1,682,979
Net Investment Income	24,467,836
Net Realized Gain	15,923
Net Increase in Net Assets Resulting from Operations	$24,483,759

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JULY 31, 2024	FOR THE YEAR ENDED JANUARY 31, 2024
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$24,467,836	$41,713,267
Net realized gain (loss)	15,923	(78,539)
Net Increase in Net Assets Resulting from Operations	24,483,759	41,634,728
Distributions to Shareholders from:
Net Investment Income
R Class	(9,593,878)	(22,895,055)
S Class	(14,873,958)	(18,692,142)
Total Distributions to Shareholders	(24,467,836)	(41,587,197)
Net increase from transactions in shares of beneficial interest	59,892,060	252,742,164
Net Increase	59,907,983	252,789,695
Net Assets:
Beginning of period	955,343,830	702,554,135
End of Period	$1,015,251,813	$955,343,830

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund has issued two classes of shares, R Class and S Class shares. The two classes have the same fees and expenses.

The Fund operates as a "government money market fund," which allows the Fund to continue to seek a stable Net Asset Value ("NAV"). The Fund is exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

On July 12, 2023, the Securities and Exchange Commission ("SEC") approved certain regulatory changes that impact money market funds, including the Fund. Previously, the Fund, as a government money market fund, was permitted to opt-in to a liquidity fee and redemption gate framework, whereby the Fund would have had the ability to impose a liquidity fee or redemption gate if it invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As part of the recently approved regulatory changes, the SEC revised the Prior Liquidity Fee and Redemption Gate Framework to remove (i) the ability of a money market fund to impose a redemption gate (other than as part of a liquidation) and (ii) the tie between a fund's weekly liquid asset levels and its ability to impose a liquidity fee. Accordingly, beginning October 2, 2023, the Fund is permitted to opt-in to a revised liquidity fee framework after appropriate notice to shareholders, whereby the Fund would have the ability to impose a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees (or its delegate) believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Fund is exempt from the Current Liquidity Fee Framework, but the Fund's Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

These regulatory changes also included, among other things, an increase in minimum daily and weekly liquidity for money market funds. These regulatory changes took effect on April 2, 2024, and such changes may affect Fund operations and return potential.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative NAV on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. (the "Adviser"). The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$646,000,000	$—	$646,000,000
U.S. Treasury Securities	—	256,006,216	—	256,006,216
U.S. Agency Securities	—	125,739,824	—	125,739,824
Total Assets	$—	$1,027,746,040	$—	$1,027,746,040

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.15% to the average daily net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual rate, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.56% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") acts to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

In addition, the Adviser and Administrator have also agreed to waive all or a portion of the Fund's advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense cap of

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

0.56% due to these additional fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for R Class and S Class shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2024, the shareholder services fee was accrued at the annual rate of 0.10%.

The Distributor has agreed to waive all or a portion of the Fund's shareholder services fee and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Distributor may discontinue this voluntary fee waiver and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

5. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended July 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees" in the Statement of Operations, amounted to $5,270.

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended July 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended July 31, 2024, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $850. At July 31, 2024, the Fund had an accrued pension liability of $35,824, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JULY 31, 2024	FOR THE YEAR ENDED JANUARY 31, 2024
	(unaudited)
R CLASS SHARES
Shares sold	654,751,438	1,410,647,136
Shares issued in reinvestment of dividends	9,539,043	22,971,959
Shares Redeemed	(672,699,326)	(1,569,364,821)
Net decrease — R Class	(8,408,845)	(135,745,726)
S CLASS SHARES
Shares sold	347,413,566	849,615,755
Shares issued in reinvestment of dividends	14,813,157	18,359,587
Shares Redeemed	(293,925,818)	(479,487,452)
Net increase — S Class	68,300,905	388,487,890
Net increase in Fund	59,892,060	252,742,164

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended January 31, 2024, remains subject to examination by taxing authorities.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:		2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$41,587,197	$—	$10,855,432	$1,050

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended January 31, 2024.

At January 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$129,082	$—

At January 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $160,042 and $64, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2024 (unaudited) continued

credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

11. Other

At July 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 90.2%.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JANUARY 31
	MONTHS ENDED
	JULY 31, 2024		2024		2023		2022		2021		2020
	(unaudited)
R Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	0.025		0.048		0.017		0.000	(1)	0.002		0.018
Net realized gain (loss)	0.000	(1)	(0.000	)(1)	(0.000	)(1)	0.000	(1)	0.000	(1)	0.000 (1)
Total income from investment operations	0.025		0.048		0.017		0.000	(1)	0.002		0.018
Less distributions from:
Net investment income	(0.025)		(0.048)		(0.017)		(0.000	)(1)	(0.002)		(0.018)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	2.52	%(2)	4.93	%(3)	1.70%		0.01%		0.18%		1.85%
Ratios to Average Net Assets:
Net expenses	0.35	%(4)	0.34	%(5)	0.32	%(6)	0.06	%(6)	0.21	%(6)	0.35%
Net investment income	5.02	%(4)	4.86	%(5)	1.68	%(6)	0.01	%(6)	0.19	%(6)	1.82%
Supplemental Data:
Net assets, end of period, in millions	$382		$390		$526		$566		$572		$656

(1)  Amount is less than $0.001.

(2)  Not annualized.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of R Class shares.

(4)  Annualized.

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for R Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2024	0.36%	4.84%

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for R Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
January 31, 2021	0.35	0.05

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JANUARY 31
	MONTHS ENDED
	JULY 31, 2024		2024		2023		2022		2021		2020
	(unaudited)
S Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	0.025		0.048		0.017		0.000	(1)	0.002		0.018
Net realized gain (loss)	0.000	(1)	(0.000	)(1)	(0.000	)(1)	0.000	(1)	0.000	(1)	0.000 (1)
Total income from investment operations	0.025		0.048		0.017		0.000	(1)	0.002		0.018
Less distributions from:
Net investment income	(0.025)		(0.048)		(0.017)		(0.000	)(1)	(0.002)		(0.018)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	2.53	%(2)	4.93	%(3)	1.70%		0.01%		0.18%		1.85%
Ratios to Average Net Assets:
Net expenses	0.35	%(4)	0.34	%(5)	0.32	%(6)	0.06	%(6)	0.21	%(6)	0.35%
Net investment income	5.02	%(4)	4.86	%(5)	1.68	%(6)	0.01	%(6)	0.19	%(6)	1.82%
Supplemental Data:
Net assets, end of period, in thousands	$633,638		$565,328		$176,801		$118,569		$124,619		$197,718

(1)  Amount is less than $0.001.

(2)  Not annualized.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of S Class shares.

(4)  Annualized.

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for S Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2024	0.36%	4.84%

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the net expenses and net investment income (loss) ratios would have been as follows for S Class shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
January 31, 2021	0.35	0.05

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

DWGXX-NCSR 7.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed in the Semi-Annual Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	September 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	September 19, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	September 19, 2024